UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report dated January 31, 2008	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Managed Accounts Portfolios Trust

Municipal Total Return Managed Accounts Portfolio

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“But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk.”

Dear Shareholder,

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how an investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Detailed information on the Municipal Total Return Managed Accounts Portfolio’s performance can be found in the Portfolio Manager’s Comments and Fund Spotlight sections of this report. The Fund features portfolio management by Nuveen Asset Management. I urge you to take the time to read the Portfolio Manager’s Comments.

I also wanted to update you on some important news about Nuveen Investments. The firm recently was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it had no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 14, 2008

Semi-Annual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Marty Doyle examines the investment strategy of the Portfolio and how it was applied to the Municipal Total Return Managed Accounts Portfolio. Marty, who has 20 years of investment experience, has managed the Municipal Total Return Managed Accounts Portfolio since its inception.

What is the Portfolio’s investment strategy and how was it applied during the six-month reporting period?

The table on page 3 provides performance information for six-month and since inception periods ended January 31, 2008. The table also compares the Fund’s performance to its appropriate benchmark. A more detailed account of performance is provided later in this report. For the six-month period ended January 31, 2008, the Fund underperformed its benchmark.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Municipal Total Return Managed Accounts Portfolio is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Portfolio invests are highly speculative. The Portfolio enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential by using lower quality, higher yielding securities than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally only available to institutional investors.

This Portfolio is combined with a Separately Managed Account portfolio of high quality intermediate bonds and uses the Lehman Brothers 7-Year Municipal Bond Index as a comparative benchmark. The longer duration and relatively lower quality exposure that the Fund had resulted in its underperformance. Also contributing to underperformance were market conditions that included a steepening of the municipal yield curve and widening of credit spreads.

The Portfolio was seeded shortly before the period began and as inflows came in during the beginning of the reporting period we were able to add several new holdings. Due to the reduction in capital allocated by broker/dealer firms to longer maturity municipal bonds, we maintained a higher quality portfolio and shorter duration relative to our long-term strategic targets. Additionally, we used AA- and AAA-rated temporary holdings to provide liquidity to opportunistically purchase mid-grade and high yield municipal bonds. As credit spreads widened, we were able to add A- and BBB-rated municipal bonds, which we expect to be long-term core holdings.

Recent Developments Regarding Bond Insurance Companies

The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and the rating for FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the ratings of many (if not all) of the bonds insured by that particular insurer. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Fund disclaims any obligation to advise shareholders of such changes.

Semi-Annual Report    Page 2

Cumulative Total Returns as of 1/31/08

	6-Month	Since inception (5/31/07)

Municipal Total Return Managed Accounts Portfolio	1.94%	3.16%
Lehman Brothers 7-Year Municipal Bond Index[1]	6.40%	7.00%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see the Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

1	The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. This index more closely compares to the duration of the bonds in the Fund’s portfolio. An index is not available for direct investment.

Semi-Annual Report    Page 3

Fund Spotlight as of 1/31/08 Municipal Total Return Managed

Accounts Portfolio

Quick Facts

NAV	$10.06
Latest Monthly Dividend[1]	$0.0306
Inception Date	5/31/07

Returns quoted represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Fund returns assume reinvestment of dividends and capital gains. Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Cumulative Total Return as of 1/31/08

NAV
Since Inception	3.16%
Cumulative Total Return as of 12/31/07

NAV
Since Inception	2.24%
Tax-Free Yields

NAV
Dividend Yield[2]	3.65%
SEC 30-Day Yield[2]	4.08%
Taxable-Equivalent Yield[3]	5.67%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio	As of Date
	1.26%	0.00%	7/31/07

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Bond Credit Quality4

Portfolio Statistics
Net Assets ($000)	$12,898
Average Effective Maturity on Securities (Years)	15.06
Average Duration	6.58

1	Paid February 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended January 31, 2008.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

4	As a percentage of total long-term investments as of January 31, 2008. Holdings are subject to change. The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. As explained earlier in the Portfolio Manager’s Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by that particular insurer. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

Semi-Annual Report    Page 4

Fund Spotlight as of 1/31/08 Municipal Total Return Managed

Accounts Portfolio

Industries1

Education and Civic Organizations	20.4%
Tax Obligation/Limited	15.9%
Health Care	14.6%
Water and Sewer	9.9%
Tax Obligation/General	8.4%
Utilities	8.0%
Transportation	5.7%
Housing/Multifamily	4.5%
Other	12.6%

States1

Illinois	14.3%
Ohio	9.0%
Indiana	8.0%
Michigan	7.3%
Florida	6.6%
Texas	6.0%
North Carolina	4.5%
New York	4.2%
Colorado	4.1%
Washington	4.0%
Georgia	2.9%
Kansas	2.4%
New Mexico	2.3%
Utah	2.3%
New Hampshire	2.2%
Minnesota	2.1%
Wisconsin	2.1%
California	2.1%
Other	13.6%

1	As a percentage of total long-term investments as of January 31, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/07)	$1,000.00	$1,000.00
Ending Account Value (1/31/08)	$1,019.40	$1,025.21
Expenses Incurred During Period	$—	$—

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report    Page 5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 0.7%

$90	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/20	11/15 at 100.00	Baa1	$89,372
	Alaska – 1.2%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – MBIA Insured (Alternative Minimum Tax)	12/16 at 100.00	AAA	157,345
	Arizona – 0.8%

100	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	103,049
	California – 1.8%

225	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Refunding, Series 2007A, 5.250%, 12/15/23	12/17 at 100.00	A–	231,359
	Colorado – 3.5%

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB–	76,930

200	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–	213,682

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	Aaa	161,573
425	Total Colorado			452,185
	Florida – 5.7%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	22,083

300	Broward County School Board, Florida, Certificates of Participation, Series 2004B, 5.250%, 7/01/16	No Opt. Call	Aaa	334,704

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	21,500

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	76,188

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	74,578

200	University of Florida Research Foundation, Inc., Capital Improvement Revenue Bonds, Series 2003, 5.125%, 9/01/33 – AMBAC Insured	9/09 at 100.00	Aaa	203,640
700	Total Florida			732,693
	Georgia – 2.5%

250	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	261,130

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	64,737
310	Total Georgia			325,867
	Illinois – 12.3%

150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1	150,689

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	98,493

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	76,890

200	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006G, 4.800%, 7/01/32	7/16 at 100.00	A+	193,156

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – FSA Insured	1/18 at 100.00	AAA	225,361

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA–	251,518

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	Aaa	$308,093

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	AAA	284,285
1,480	Total Illinois			1,588,485
	Indiana – 6.9%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	278,765

200	Noblesville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Hamilton Town Project, Series 2006, 5.000%, 8/01/23	8/16 at 100.00	A+	206,928

300	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	AAA	321,972

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	74,639
825	Total Indiana			882,304
	Kansas – 2.1%

65	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/29	9/17 at 100.00	N/R	64,797

200	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008A, 4.125%, 9/01/37 (Mandatory put 3/01/13)	3/12 at 100.00	A+	202,394
265	Total Kansas			267,191
	Louisiana – 0.8%

100	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2007, 6.750%, 12/01/22	12/14 at 100.00	N/R	101,763
	Michigan – 6.3%

360	Northern Michigan University, Revenue Bonds, Series 2006, 6.500%, 12/01/35	4/08 at 100.00	AAA	360,000

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1	149,235

200	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2003, XVII-I, 4.750%, 3/01/18 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	AAA	204,120

100	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	4/08 at 100.00	A+	100,001
810	Total Michigan			813,356
	Minnesota – 1.8%

200	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1992A, 8.500%, 3/01/19	8/12 at 101.00	A	238,140
	Missouri – 0.6%

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	74,696
	New Hampshire – 1.9%

250	New Hampshire Health and Educational Facilities Authority, Revenue Bonds, Saint Anselm College, Series 2004, 4.500%, 7/01/32 – MBIA Insured	4/08 at 100.00	AAA	249,625
	New Jersey – 0.8%

100	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	100,499
	New Mexico – 1.9%

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Aaa	251,040

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 3.6%

$350	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/25	11/16 at 100.00	A	$365,278

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	99,668
450	Total New York			464,946
	North Carolina – 3.9%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	BBB	101,875

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Aaa	396,652
450	Total North Carolina			498,527
	Ohio – 7.8%

100	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	96,769

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	AA–	260,062

300	Hamilton County, Ohio, Sewer System Revenue Bonds, Greater Cincinnati Metropolitan Sewer District, Series 2007A, 5.250%, 12/01/22	12/17 at 100.00	AA	331,120

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A	216,788

100	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Project, Series 2003, 5.375%, 12/01/35	12/13 at 102.00	N/R	97,595
940	Total Ohio			1,002,334
	Oklahoma – 1.6%

200	Norman Regional Hospital Authority, Oklahoma, Revenue Bonds, Series 2007, 5.250%, 9/01/21 – RAAI Insured	9/17 at 100.00	AA	210,134
	Oregon – 1.2%

150	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.500%, 4/01/27	4/18 at 100.00	BBB+	159,600
	Pennsylvania – 0.8%

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R	101,048
	Rhode Island – 1.6%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+	205,278
	South Carolina – 0.8%

100	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30	No Opt. Call	BBB	101,420
	Texas – 5.2%

250	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 – FGIC Insured	5/14 at 100.00	Aaa	262,878

380	North Texas Municipal Water District, Water System Revenue Bonds, Series 2006, 5.000%, 9/01/20 – FGIC Insured	9/16 at 100.00	Aaa	406,452
630	Total Texas			669,330
	Utah – 1.9%

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	100,033

8

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$150	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	$149,604
250	Total Utah			249,637
	Virginia – 0.8%

100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	100,981
	Washington – 3.4%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	99,609

250	Pierce County, Washington, General Obligation Bonds, Series 2005, 5.000%, 8/01/22 – AMBAC Insured	8/15 at 100.00	AAA	263,823

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	76,375
425	Total Washington			439,807
	Wisconsin – 1.8%

75	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	76,997

150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.000%, 2/15/12	No Opt. Call	BBB+	156,023
225	Total Wisconsin			233,020
$10,570	Total Long-Term Investments (cost $11,078,765) – 86.0%			11,095,031

	Short-Term Investments – 17.9%

$2,309	State Street Global Advisors Money Market Fund, Tax Free Obligation			2,308,672

	Total Short-Term Investments (cost $2,308,672)			2,308,672

	Total Investments (cost $13,387,437) – 103.9%			13,403,703

	Other Assets Less Liabilities – (3.9)%			(505,944)

	Net Assets – 100%			$12,897,759

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all ) of the bonds insured by that particular insurer. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

N/R	Not rated.

See accompanying notes to financial statements.

9

Statement of Assets and Liabilities (Unaudited)

Municipal Total Return Managed Accounts Portfolio

January 31, 2008

Assets
Investments, at value (cost $13,387,437)	$13,403,703
Receivables:
From Adviser	16,869
Interest	121,507
Shares sold	102,241
Total assets	13,644,320
Liabilities
Cash overdraft	360,695
Payable for investments purchased	334,704
Accrued other expenses	11,956
Dividends payable	39,206
Total liabilities	746,561
Net assets	$12,897,759
Shares outstanding	1,281,863
Net asset value per share	$10.06

Net Assets Consist of:
Capital paid-in	$12,879,792
Undistributed (Over-distribution of) net investment income	12,511
Accumulated net realized gain (loss) from investments	(10,810)
Net unrealized appreciation (depreciation) of investments	16,266
Net assets	$12,897,759

See accompanying notes to financial statements.

10

Statement of Operations (Unaudited)

Municipal Total Return Managed Accounts Portfolio

Six Months Ended January 31, 2008

Investment Income	$149,678
Expenses
Shareholders’ servicing agent fees and expenses	88
Custodian’s fees and expenses	4,162
Trustees’ fees and expenses	63
Professional fees	5,797
Shareholders’ reports – printing and mailing expenses	12,735
Federal and state registration fees	157
Other expenses	565
Total expenses before expense reimbursement	23,567
Expense reimbursement	(23,567)
Net expenses	—
Net investment income	149,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(7,545)
Change in net unrealized appreciation (depreciation) of investments	(18,801)
Net realized and unrealized gain (loss)	(26,346)
Net increase (decrease) in net assets from operations	$123,332

See accompanying notes to financial statements.

11

Statement of Changes in Net Assets (Unaudited)

Municipal Total Return Managed Accounts Portfolio

	Six Months Ended 1/31/08	For the Period 5/31/07 (commencement of operations) through 7/31/07
Operations
Net investment income	$149,678	$36,241
Net realized gain (loss) from investments	(7,545)	(3,283)
Change in net unrealized appreciation (depreciation) of investments	(18,801)	35,067
Net increase (decrease) in net assets from operations	123,332	68,025
Distributions to Shareholders
From net investment income	(173,390)	—
Decrease in net assets from distributions to shareholders	(173,390)	—
Fund Share Transactions
Proceeds from sale of shares	7,643,860	5,400,000
	7,643,860	—
Cost of shares redeemed	(265,552)	—
Net increase (decrease) in net assets from Fund share transactions	7,378,308	5,400,000
Capital contribution from Adviser	627	857
Net increase (decrease) in net assets	7,328,877	5,468,882
Net assets at the beginning of period	5,568,882	100,000
Net assets at the end of period	$12,897,759	$5,568,882
Undistributed (Over-distribution of) net investment income at the end of period	$12,511	$36,223

See accompanying notes to financial statements.

12

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Municipal Total Return Managed Accounts Portfolio (the “Fund”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

The Fund is developed exclusively for use within Nuveen-sponsored separately managed accounts. The Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Fund invests are highly speculative. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential by using lower quality, higher yielding securities than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally available only to institutional investors.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters. The initial capital contribution of $100,000 was made by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen Investments, LLC (the “Distributor”), also a wholly owned subsidiary of Nuveen, assumed all of the organization costs approximately ($6,000) and offering costs approximately ($85,000).

The Fund primarily seeks to provide attractive total return. The Fund also seeks to provide high current income exempt from regular and federal income taxes. Under normal circumstances the Fund invests in various types of municipal securities, including investment grade rated BBB/Baa or better, below investment grade rated BB/Ba or lower (high yield), and unrated leveraged municipal securities. The Fund will focus on securities with intermediate to longer term maturities.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in the Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, the Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2008, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Effective January 31, 2008, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is ‘‘more-likely-than-not’’ (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). The Fund has no examinations in progress.

13

Notes to Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund has reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded the adoption of FIN 48 resulted in no impact to the Fund’s net assets or results of operations as of and during the six months ended January 31, 2008.

The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Generally, reinvestment is credited to shareholder accounts on the last business day of the month declared and payment is made to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Municipal Money Market Funds

The Fund is authorized to invest in municipal money market funds that pay interest income exempt from regular federal, and in some cases state and local, income taxes. The Fund indirectly bears its proportionate share of the money market fund’s fees and expenses. The Adviser does, however, reimburse the Fund for the 12b-1 fees it indirectly incurs from its investments in money market funds. During the six months ended January 31, 2008, the Adviser reimbursed the Fund $627 for such indirectly incurred 12b-1 fees.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 1/31/08		For the Period May 31, 2007 (Commencement of Operations) through July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	757,998	$7,643,860	540,040	$5,400,000
Shares redeemed	(26,175)	(265,552)	—	—
Net increase (decrease)	731,823	$7,378,308	540,040	$5,400,000

14

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2008, aggregated $8,470,817 and $2,702,290, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $13,387,391.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$85,401
Depreciation	(69,089)
Net unrealized appreciation (depreciation) of investments	$16,312

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2007, the Fund’s last tax year end, were as follows:

Undistributed net tax-exempt income	$36,212
Undistributed net ordinary income*	—
Undistributed net long-term capital gains	—

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

During the period May 31, 2007 (commencement of operations) through July 31, 2007, the Fund’s last tax year end, the Fund made no distributions to its shareholders.

The Fund elected to defer net realized losses from investments incurred from November 1, 2006 through July 31, 2007, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses of $3,265 were treated as having arisen on the first day of the current taxable year.

5. Management Fee and Other Transactions with Affiliates

The Adviser does not charge any investment advisory or administrative fees directly to the Fund. The Adviser also agreed to reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). The Adviser is compensated for its services to the Fund from the fee charged at the separately managed account level.

At January 31, 2008, Nuveen and the Adviser owned 500,000 and 50,040 shares of the Fund, respectively.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) with Windy City Investments, Inc. (“Windy City”), a corporation formed by investors led by Madison Dearborn Partners, LLC (“Madison Dearborn”), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an “assignment” (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between the Fund and the Adviser, and resulted in the automatic termination of the Fund’s agreement. The Board of Trustees of the Fund considered and approved a new investment management agreement with the Adviser on the same terms as the previous agreement. The new agreement was approved by the shareholders of the Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn includes an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940) of the Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Fund is generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch’s affiliation will significantly impact the ability of the Fund to pursue its investment objectives and policies.

15

Notes to Financial Statements (Unaudited) (continued)

6. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Fund declared dividend distributions from its tax-exempt net investment income of $.0289. The distribution was paid on March 3, 2008, to shareholders of record on February 28, 2008.

16

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions					Ratios/Supplemental Data
											Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
2008(e)	$10.12	$.22	$(.03)	$.19	$(.25)	$—	$(.25)	$10.06	1.94%	$12,898.69		%*	3.67	%*	—	%*	4.35	%*	42%
2007(d)	10.00	.07	.05	.12	—	—	—	10.12	1.20	5,569	1.26	*	2.67	*	—	*	3.92	*	7

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total return is not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	For the period May 31, 2007 (commencement of operations) through July 31, 2007.
(e)	For the six months ended January 31, 2008.

See accompanying notes to financial statements.

17

Notes

18

Notes

19

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

20

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: The Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the most recent period ended June 30, 2007, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

21

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $164 billion in assets as of December 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-MAPS-0108D

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report dated January 31, 2008	For investors seeking attractive monthly income potential

Nuveen Managed

Accounts Portfolios Trust

International Income Managed Accounts Portfolio

Enhanced Multi-Strategy Income Managed Accounts Portfolio

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER.

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if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

“But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk.”

Dear Shareholder,

I am very pleased to introduce the new International Income Managed Accounts Portfolio and Enhanced Multi-Strategy Income Managed Accounts Portfolio covered by this report. These Funds began investment operations on December 27, 2007. For more information on the Funds’ performance, please read the Portfolio Manager’s Comments and the Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how an investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

March 14, 2008

Semi-Annual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Andy Stenwall, Chief Investment Officer and Co-Director of Taxable Fixed Income of Nuveen Asset Management, examines the investment strategies of and how they were applied to the International Income Managed Accounts Portfolio and Enhanced Multi-Strategy Income Managed Accounts Portfolio. Andy has managed the Portfolios since their inception.

What are the Funds’ investment strategies and how were they applied during the period since inception through January 31, 2008?

Both the International Income Managed Accounts Portfolio and Enhanced Multi-Strategy Income Managed Account Portfolio began investment operations on December 27, 2007. During the period from inception to period end, we were involved in the initial invest-up phase. The table on page three provides performance information for the Funds since inception through January 31, 2008. The table also compares the Funds’ performance to appropriate benchmarks.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, each Fund is a specialized fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Funds invest may be highly speculative. The Funds enable certain Nuveen-sponsored separately managed account investors to receive greater diversification and return potential than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally available only to institutional investors.

The investment strategy for the International Income Managed Accounts Portfolio is that under normal circumstances, the Fund will invest directly or indirectly (with currency forwards and similar derivative investments being measured on a notional basis) at least 80% of its net assets in securities and instruments issued or backed by non-U.S. governments and other non-U.S. issuers. The Fund’s portfolio will contain various types of global government debt securities, including debt securities of non-U.S. government and supranational entities, U.S. government and government-related debt securities, interest rate and total return swaps, government bond futures and forward contracts. In investing in non-U.S. dollar instruments, we may elect to hedge the currency exposure through the use of currency forward contracts, futures, and other hedging instruments including, but not limited to, options, interest rate and total return swaps, and similar instruments.

The Fund strives for an average credit quality of its investment portfolio to be between BBB to AA and expects to maintain intermediate term average duration, generally between four to eight years, under normal market conditions. We may use a variety of investment techniques to seek to hedge, or help protect against declines in investment portfolio value due to its exposure to interest rate movements, movements in the securities markets and non-U.S. currency exposure. These techniques include the use of derivative instruments, such as interest rate swap transactions, futures, options on futures and non-U.S. exchange transactions on a cash or forward basis, and credit default swaps.

The investment strategy for the Enhanced Multi-Strategy Income Managed Accounts Portfolio is under normal conditions, the Fund will invest at least 80% of its net assets in fixed income securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed income market. The Fund will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, asset backed

Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The views expressed herein represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

Semi-Annual Report    Page 2

Class A Shares

Cumulative Total Returns as of 1/31/08

Since Inception (12/27/07)
International Income Managed Accounts Portfolio	0.50%
Citigroup World Government Bond ex-U.S. (Hedged) Index[1]	1.88%

Enhanced Multi-Strategy Income Managed Accounts Portfolio	3.60%
Lehman Brothers Credit/Mortgage Index[2]	2.48%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

securities, U.S. agency mortgage backed securities, commercial mortgage-backed securities, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, futures, options, interest rate derivatives, currency forwards, total return swaps, credit default swaps, and other short-term securities. In investing in non-U.S. dollar instruments, the Fund may elect to hedge the currency exposure through the use of currency forward contracts, futures, and other hedging instruments including, but not limited to, options, interest rate and total return swaps, and similar instruments.

The average credit quality of the Fund’s investment portfolio is expected to be rated between A to AA, and expects to maintain an intermediate average duration, generally between four to seven years, under normal market conditions. We may use a variety of investment techniques to seek to hedge, or help protect against declines in portfolio value due to its exposure to interest rate movements, movements in the securities markets and non-U.S. currency exposure. These techniques include the use of derivative instruments, such as interest rate swap transactions, futures, options on futures and non-U.S. exchange transactions on a cash or forward basis, and credit default swaps.

1	The Citigroup World Government Bond ex-U.S. (Hedged) Index is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. The since inception data for the index was calculated as of 12/31/07, as index returns are calculated on a calendar-month basis. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Lehman Brothers Credit/Mortgage Index is a market-weighted blend of the Lehman Brothers U.S. Credit Index and the Lehman Brothers MBS Index. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

Semi-Annual Report    Page 3

Fund Spotlight as of 1/31/08	International Income Managed

Accounts Portfolio

Quick Facts

NAV	$10.05
Inception Date	12/27/07

Returns quoted represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Fund returns assume reinvestment of dividends and capital gains. Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Cumulative Total Return as of 1/31/08
NAV
Since Inception	0.50%
Cumulative Total Return as of 12/31/07
NAV
Since Inception	0.00%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio	As of Date
	0.24%	0.00%	12/27/07

The expense ratios shown factor in Total Annual Fund Operating Expenses, and are estimated for the Fund’s first fiscal year. The Net Expense Ratio reflects a contractual commitment by the Fund’s investment adviser to waive fees and reimburse all expenses (other than interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses). These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Credit Quality1

Portfolio Allocation1

Portfolio Statistics
Net Assets ($000)	$3,318
Average Effective Maturity on Securities (years)	5.38
Average Duration	3.30

1	As a percentage of total investments (excluding derivative transactions) as of January 31, 2008. Holdings are subject to change.

Semi-Annual Report  l  Page 4

Fund Spotlight as of 1/31/08	International Income Managed

Accounts Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 36 days of the Fund’s operations they may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (12/27/07)	$1,000.00	$1,000.00
Ending Account Value (1/31/08)	$1,005.00	$1,004.93
Expenses Incurred During Period	$(0.00)	$(0.00)

Expenses are equal to the Fund’s annualized net expense ratio of (0.004)% multiplied by the average account value over the period, multiplied by 36/365 (to reflect the 36 days in the period since the Fund’s commencement of operations).

Semi-Annual Report    Page 5

Fund Spotlight as of 1/31/08	Enhanced Multi-Strategy Income Managed

Accounts Portfolio

Quick Facts

NAV	$10.36
Inception Date	12/27/07

Returns quoted represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

Fund returns assume reinvestment of dividends and capital gains. Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Cumulative Total Return as of 1/31/08
NAV
Since Inception	3.60%
Cumulative Total Return as of 12/31/07
NAV
Since Inception	1.20%

Expense Ratios

	Gross Expense Ratio	Net Expense Ratio	As of Date
	0.15%	0.00%	12/27/07

The expense ratios shown factor in Total Annual Fund Operating Expenses, and are estimated for the Fund’s first fiscal year. The Net Expense Ratio reflects a contractual commitment by the Fund’s investment adviser to waive fees and reimburse all expenses (other than interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses). These expense ratios may vary from the expense ratios shown elsewhere in this report.

Portfolio Credit Quality1

Portfolio Allocation1

Portfolio Statistics
Net Assets ($000)	$5,491
Average Effective Maturity on Securities (years)	19.04
Average Duration	20.59

1	As a percentage of total investments (excluding derivative transactions) as of January 31, 2008. Holdings are subject to change.

Semi-Annual Report    Page 6

Fund Spotlight as of 1/31/08	Enhanced Multi-Strategy Income Managed

Accounts Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the expense examples below reflect only the first 36 days of the Fund’s operations they may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (12/27/07)	$1,000.00	$1,000.00
Ending Account Value (1/31/08)	$1,036.00	$1,004.93
Expenses Incurred During Period	$(0.00)	$(0.00)

Expenses are equal to the Fund’s annualized net expense ratio of (0.02)% multiplied by the average account value over the period, multiplied by 36/365 (to reflect the 36 days in the period since the Fund’s commencement of operations).

Semi-Annual Report    Page 7

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

January 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 55.1%
	Belgium – 4.1%
$90	Kingdom of Belgium	4.000%	3/28/13	AA+	$135,223
	Canada – 1.4%
30	Canadian Government Bond	8.000%	6/01/27	AAA	44,790
	France – 6.2%
95	Republic of France	8.500%	4/25/23	AAA	206,006
	Germany – 9.1%
163	Deutschland Republic	6.250%	1/04/30	AAA	302,460
	Greece – 3.8%
83	Hellenic Republic	4.100%	8/20/12	A1	124,516
	Italy – 16.4%
360	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.250%	10/15/12	Aa2	545,657
	Netherlands – 1.3%
25	Netherlands Government Bond	5.500%	1/15/28	AAA	42,296
	Spain – 5.6%
125	Bonos y Obligado Del Estado, Government of Spain	3.900%	10/31/12	AAA	187,355
	United Kingdom – 7.2%
90	United Kingdom, Treasury Bill	8.000%	6/07/21	AAA	239,751
$1,061	Total Sovereign Debt (cost $1,812,443)				1,828,054

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 36.1%
	U.S. Government and Agency Obligations – 36.1%
$1,200	Federal Home Loan Banks, Discount Notes (3)	0.000%	2/14/08	Aaa	$1,198,691
	Total Short-Term Investments (cost $1,198,691)				1,198,691

	Total Investments (cost $3,011,134) – 91.2%				3,026,745

	Other Assets Less Liabilities – 8.8%				290,855

	Net Assets – 100%				$3,317,600

Forward Foreign Currency Contracts outstanding at January 31, 2008:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Canadian Dollar	46,021	U.S. Dollar	45,252	4/18/08	$(605)
Euro	846,191	U.S. Dollar	1,254,918	4/18/08	2,298
Euro	85,278	U.S. Dollar	125,188	4/18/08	(1,049)
Euro	118,855	U.S. Dollar	173,831	4/18/08	(2,110)
Pound Sterling	122,622	U.S. Dollar	239,855	4/18/08	(2,897)
					$(4,363)

See accompanying notes to financial statements.

Futures Contracts outstanding at January 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at January 31, 2008 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Japan Government 10-Year	Long	8	3/08	$1,039,635	$(3,385)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(3)	A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Managed Accounts Portfolio

January 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 92.2%
	Residential – 92.2%

$1,400	Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	$1,418,593

185	Federal National Mortgage Association Pool 946228	6.172%	9/01/37	AAA	189,866

2,200	Federal National Mortgage Association (WI/DD)	6.000%	TBA	AAA	2,257,407

1,200	Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	1,194,937
$4,985	Total Mortgage-Backed Securities (cost $4,982,408)				5,060,803

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 67.6%

$625	United States of America Treasury Bonds	6.250%	8/15/23	AAA	$768,018

425	United States of America Treasury Notes	3.125%	11/30/09	AAA	432,404

925	United States of America Treasury Securities, STRIPS (3)	0.000%	11/15/10	AAA	868,325

1,335	United States of America Treasury Securities, STRIPS (3)	0.000%	11/15/12	AAA	1,167,458

95	United States of America Treasury Securities, STRIPS (3)	0.000%	5/15/17	AAA	66,300

300	United States of America Treasury Securities, STRIPS (3)	0.000%	2/15/37	AAA	82,864

460	United States of America Treasury Securities, STRIPS (3)	0.000%	11/15/16	AAA	330,426
$4,165	Total U.S. Government and Agency Obligations (cost $3,602,464)				3,715,795

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 29.6%

$1,625	Repurchase Agreement with State Street Bank, dated 1/31/08, repurchase price $1,624,628, collateralized by $1,335,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $1,662,075	1.550%	2/01/08		$1,624,558
	Total Short-Term Investments (cost $1,624,558)				1,624,558

	Total Investments (cost $10,209,430) – 189.4%				10,401,156

	Other Assets Less Liabilities – (89.4)%				(4,910,447)

	Net Assets – 100%				$5,490,709

See accompanying notes to financial statements.

Credit Default Swaps outstanding at January 31, 2008:

Counterparty	Referenced Entity	Buy/Sell Protection	Notional Amount	Fixed Rate	Termination Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	Sell	$4,100,000	0.600%	12/20/12	(82,712)	$(51,172)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(3)	A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

MDR	Denotes investment is subject to dollar roll transactions and deemed purchased on a when-issued basis.
TBA	To be announced. Maturity date not known prior to the settlement of the transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

January 31, 2008

	International Income	Enhanced Multi-Strategy Income
Assets
Investments, at value (cost $1,812,443 and $8,584,872, respectively)	$1,828,054	$8,776,598
Short-term investments (at cost, which approximates value)	1,198,691	1,624,558
Unrealized appreciation on forward foreign currency contracts	2,298	—
Cash	268,797	—
Receivables:
From Adviser	4,653	4,642
Interest	30,386	29,573
Variation margin on futures contracts	223	—
Total assets	3,333,102	10,435,371
Liabilities
Cash overdraft with brokers	3,608	—
Unrealized depreciation on forward foreign currency contracts	6,661	—
Unrealized depreciation on credit default swaps	—	51,172
Credit default swaps premiums received	—	28,944
Payable for investments purchased	—	4,858,759
Accrued other expenses	5,233	5,787
Total liabilities	15,502	4,944,662
Net assets	$3,317,600	$5,490,709
Shares outstanding	330,000	530,000
Net asset value per share	$10.05	$10.36

Net Assets Consist of:
Capital paid-in	$3,300,000	$5,300,000
Undistributed (Over-distribution of) net investment income	11,387	20,668
Accumulated net realized gain (loss) from investments and derivative transactions	(1,779)	29,487
Net unrealized appreciation (depreciation) of investments and derivative transactions	7,992	140,554
Net assets	$3,317,600	$5,490,709

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

For the Period December 27, 2007

(commencement of operations) through January 31, 2008

	International Income	Enhanced Multi-Strategy Income
Investment Income	$11,375	$20,574
Expenses
Shareholders’ servicing agent fees and expenses	498	810
Custodian’s fees and expenses	582	328
Trustees’ fees and expenses	20	35
Professional fees	2,011	2,031
Shareholders’ reports – printing and mailing expenses	2,012	2,020
Federal and state registration fees	113	124
Other expenses	144	25
Total expenses before custodian fee credit and expense reimbursement	5,380	5,373
Custodian fee credit	(12)	(94)
Expense reimbursement	(5,380)	(5,373)
Net expenses	(12)	(94)
Net investment income	11,387	20,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	30,101
Forwards	(7,744)	—
Swaps	—	(614)
Foreign currencies	5,965	—
Change in net unrealized appreciation (depreciation) of:
Investments	15,611	191,726
Forwards	(4,363)	—
Futures	(3,385)	—
Swaps	—	(51,172)
Foreign currencies	129	—
Net realized and unrealized gain (loss)	6,213	170,041
Net increase (decrease) in net assets from operations	$17,600	$190,709

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

For the Period December 27, 2007

(commencement of operations) through January 31, 2008

	International Income	Enhanced Multi-Strategy Income
Operations
Net investment income	$11,387	$20,668
Net realized gain (loss) from:
Investments	—	30,101
Forwards	(7,744)	—
Swaps	—	(614)
Foreign currencies	5,965	—
Change in net unrealized appreciation (depreciation) of:
Investments	15,611	191,726
Forwards	(4,363)	—
Futures	(3,385)	—
Swaps	—	(51,172)
Foreign currencies	129	—
Net increase (decrease) in net assets from operations	17,600	190,709
Fund Share Transactions
Proceeds from sale of shares	3,300,000	5,300,000
Net increase in net assets from Fund share transactions	3,300,000	5,300,000
Net increase (decrease) in net assets	3,317,600	5,490,709
Net assets at the beginning of period	—	—
Net assets at the end of period	$3,317,600	$5,490,709
Undistributed (Over-distribution of) net investment income at the end of period	$11,387	$20,668

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the International Income Managed Accounts Portfolio (“International Income”) and Enhanced Multi-Strategy Income Managed Accounts Portfolio (“Enhanced Multi-Strategy Income”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

Each Fund is developed exclusively for use within Nuveen-sponsored separately managed accounts, each Fund is a specialized fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Funds invest may be highly speculative. The Funds enable certain Nuveen-sponsored separately managed account investors to receive greater diversification and return potential than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally available only to institutional investors.

International Income’s primary investment objective is total return, with current income as a secondary objective. Under normal circumstances, the Fund will invest directly or indirectly (with currency forwards and similar derivative investments being measured on a notional basis) at least 80% of its net assets in securities and instruments issued or backed by non-U.S. governments and other non-U.S. issuers.

Enhanced Multi-Strategy Income’s primary investment objective is total return, with current income as a secondary objective. Under normal circumstances, the Fund will invest 80% of its net assets in fixed income securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of fixed-income securities, short-term international (non-U.S.) government securities and derivative instruments are generally provided by an independent pricing service approved by each Fund’s Board of Trustees. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If the pricing service is unable to supply a price for a fixed-income security or derivative instrument the Funds may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2008, Enhanced Multi-Strategy Income had outstanding when-issued/delayed delivery purchase commitments of $4,858,759. There were no such outstanding purchase commitments in International Income.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is ‘‘more-likely-than-not’’ (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Notes to Financial Statements (Unaudited) (continued)

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the period December 27, 2007 (commencement of operations) through January 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared monthly. Generally, reinvestment is credited to shareholder accounts on the last business day of the month declared and payment is made to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Forward Foreign Currency Contracts

Each Fund is authorized to enter into forward foreign currency contracts. Generally, a Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency contracts are valued daily at the forward rate. The change in market value is recorded as an unrealized gain or loss by a Fund. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will generally not be entered into for terms greater than three months. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions. International Income was the only Fund to enter into forward foreign currency contracts during the period December 27, 2007 (commencement of operations) through January 31, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. International Income was the only Fund to invest in futures contracts during the period December 27, 2007 (commencement of operations) through January 31, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Swap Contracts

The Funds are authorized to enter into swap contracts consistent with their investment objectives and policies to enhance return, hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. In connection with these contracts, securities in the Funds’ portfolios may be identified as collateral in accordance with the terms of the respective swap contract.

Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Funds may enter into a credit default contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets Liabilities. As a seller of a credit default contract, the Fund generally receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as a realized loss.

Swap contracts are valued daily. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Income received or paid by the Fund on a swap contract is reported as a realized gain or loss on the Statement of Operations. Additionally, realized gains or losses are recorded upon the termination of a swap contract and are equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Notional principal amounts are used to express the extent of involvement in these transactions, reducing the amounts potentially subject to counterparty credit risk are generally much smaller, except with respect to credit default swaps. Enhanced Multi-Strategy Income was the only fund to invest in swap contracts during the period December 27, 2007 (commencement of operations) through January 31, 2008.

Entering into swap contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that there may be unfavorable changes in interest rates, and default by the counterparty on its obligation to perform or disagree as to the meaning of the contractual terms in the contracts. If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the contracts related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

Dollar Rolls

Each Fund is authorized to enter into “dollar rolls” in which a Fund purchases or sells mortgage-backed securities for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) securities on a different specified future date. Dollar rolls are identified in the Portfolio of Investments as “MDR” for each of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and included in Investment Income on the Statement of Operations. Dollar rolls are valued daily. Enhanced-Multi Strategy Income was the only Fund to invest in dollar rolls during the period December 27, 2007 (commencement of operations) through January 31, 2008.

Foreign Currency Transactions

The Funds are authorized to engage in foreign currency exchange transactions. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates, if any, are included in ‘‘Realized gain (loss) from foreign currencies’’ and ‘‘Change in net unrealized appreciation (depreciation) of foreign currencies’’ on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Funds and the amounts actually received.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraw its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	International Income
	For the Period December 27, 2007 (Commencement of Operations) through January 31, 2008
	Shares	Amount
Shares sold	330,000	$3,300,000

	Enhanced Multi-Strategy Income
	For the Period December 27, 2007 (Commencement of Operations) through January 31, 2008
	Shares	Amount
Shares sold	530,000	$5,300,000

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments, derivative and dollar roll transactions) for the period December 27, 2007 (commencement of operations) through January 31, 2008, were as follows:

	International Income	Enhanced Multi-Strategy Income
Purchases:
Investment securities	$1,812,819	$7,203,550
U.S. Government and agency obligations	—	3,700,342
Sales and maturities:
Investment securities	—	2,250,015
U.S. Government and agency obligations	—	107,781

4. Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At January 31, 2008, the cost of investments was as follows:

	International Income	Enhanced Multi-Strategy Income
Cost of investments	$3,011,514	$10,209,916

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

	International Income	Enhanced Multi-Strategy Income
Gross unrealized:
Appreciation	$15,399	$191,346
Depreciation	(168)	(106)
Net unrealized appreciation (depreciation) of investments	$15,231	$191,240

During the period December 27, 2007 (commencement of operations) through January 31, 2008, the Funds made no distributions to their shareholders.

5. Management Fee and Other Transactions with Affiliates

The Adviser does not charge any investment advisory or administrative fees directly to the Funds. The Adviser also agreed to reimburse all expenses of the Funds (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). The Adviser is compensated for its services to the Funds from the fee charged at the separately managed account level.

At January 31, 2008, Nuveen owned all shares of each Fund.

6. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period. As the Trust was established prior to November 15, 2007, each Fund in the Trust will include SFAS No. 157 disclosures in the Trust’s interim report filed with the SEC as of April 30, 2008.

7. Subsequent Events

Distributions to Shareholders

The Funds declared their first dividend distributions from their tax-exempt net investment income which will be paid on April 1, 2008, to shareholders of record on March 28, 2008, as follows:

	International Income	Enhanced Multi-Strategy Income
Dividend per share	$.0833	$.0820

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions					Ratios/Supplemental Data
INTERNATIONAL INCOME											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)			Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses	Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
2008(e)	$10.00	$.03	$.02	$.05	$—	$—	$—	$10.05	.50%	$3,318	1.67	%*	1.86	%*	—%	3.52	%*	—	%**	3.53	%*	—%

*	Annualized.
**	Annualized Expenses Ratios to Average Net Assets After Credit/Reimbursement rounds to (.0004)%.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	For the period December 27, 2007 (commencement of operations) through January 31, 2008.

See accompanying notes to financial statements.

		Investment Operations			Less Distributions					Ratios/Supplemental Data
ENHANCED MULTI-STRATEGY INCOME											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)			Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses	Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(e)
2008(f)	$10.00	$.04	$.33	$.36	$—	$—	$—	$10.36	3.60%	$5,491	1.00	%*	2.84	%*	—%	3.84	%*	(.02	)%*	3.86	%*	29%

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser.
(d)	After custodian fee credit and expense reimbursement.
(e)	Excluding dollar roll transactions.
(f)	For the period December 27, 2007 (commencement of operations) through January 31, 2008.

See accompanying notes to financial statements.

Annual Investment Management Agreement Approval Process

The Board Members are responsible for approving advisory arrangements for the Funds. At a meeting held on July 31-August 2, 2007 (the “Meeting”), the Board Members, including the Independent Board Members, unanimously approved the investment management agreement (each, an “Investment Management Agreement”) between each Fund and Nuveen Asset Management (“NAM”). Earlier in the year, the Board Members were advised of the potential acquisition of Nuveen Investments, Inc. (“Nuveen”) by Windy City Investments, Inc., a corporation formed by investors led by Madison Dearborn Partners, LLC (“MDP”), a private equity investment firm (the “Transaction”). If the Funds had been launched prior to the consummation of the Transaction, the Investment Management Agreements would have automatically terminated upon the closing of the Transaction. Accordingly, in anticipation of the closing of the Transaction, the Board Members, including the Independent Board Members, also unanimously approved a new investment management agreement between each Fund and NAM (each, a “New Investment Management Agreement”) to take effect immediately after the Transaction or shareholder approval of the new advisory contract, whichever is later.

To assist the Board in its evaluation of an advisory contract with NAM at the Meeting on behalf of the Funds, the Independent Board Members previously had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

•	the services currently provided by NAM to other Nuveen funds and expected to be provided to the Funds;

•	the organization of NAM, including the responsibilities of various departments and key personnel;

•	the expertise and background of NAM with respect to the applicable Fund’s investment strategy;

•	the profitability of Nuveen (which incorporated Nuveen’s wholly-owned subsidiaries);

•

the proposed management fees of NAM attributed to the Funds, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as comparable, affiliated funds, if any;

•	the soft dollar practices of NAM; and

•	the expected expenses of each Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable, unaffiliated funds.

In addition, in light of the impending Transaction, the Board Members considered the impact of the Transaction on the provision of services by NAM and its affiliates on behalf of the Funds. During the Meeting, the Independent Board Members met privately with their legal counsel to review the Board’s duties under the Investment Company Act of 1940 (the “1940 Act”), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered in voting on advisory contracts. It is with this background that the Board Members considered the advisory agreements for the Funds. As outlined in more detail below, the Board Members considered all factors they believed relevant with respect to each Fund, including the impact that the Transaction could be expected to have on the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the performance of certain investment strategies, as described below; (c) the profitability of Nuveen and its affiliates; (d) the extent to which economies of scale would be realized as a Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of NAM’s services. As NAM already serves as adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of its organization, operations and personnel. In this regard, the Board Members are familiar with and have evaluated the professional experience, qualifications and credentials of NAM’s personnel. Given the Board Members’ experience with Nuveen funds advised by NAM, the Board Members recognized and considered the quality of its investment processes in making portfolio management decisions.

In addition to advisory services, the Independent Board Members considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment management services, NAM and its affiliates will provide the Funds with a wide range of services, including: product management; preparing shareholder reports; providing daily accounting; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other fund administrative tasks necessary for the operation of the Funds (such as tax reporting and fulfilling regulatory filing requirements, compliance functions and monitoring and overseeing any sub-adviser). The Board Members, however, noted that the Funds are offered via separately managed accounts and may require less shareholder services than a typical retail open-end fund.

In light of the Transaction, the Board Members also evaluated the nature, quality and extent of the services expected to be provided by NAM under the applicable New Investment Management Agreement. More specifically, the Independent Board Members considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of NAM; the potential implications of regulatory restrictions on the Funds following the Transaction; the ability of NAM and its affiliates to perform their duties after the Transaction; and any anticipated changes to the investment and other practices of the Funds.

The Board noted that the terms of each New Investment Management Agreement, including the fees payable thereunder, are substantially identical to those of the Investment Management Agreement relating to the same Fund. The Board considered that the services to be provided and the standard of care under the New Investment Management Agreements are the same as the corresponding original agreements. The Board Members further noted that key personnel of NAM who will have responsibility for the Funds in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. The Board also considered certain information regarding any anticipated retention or incentive plans designed to retain key personnel. Further, the Board Members noted that no changes to Nuveen’s infrastructure or operations as a result of the Transaction were anticipated other than potential enhancements as a result of an expected increase in the level of investment in such infrastructure and personnel. The Board noted MDP’s representations that it does not plan to have a direct role in the management of Nuveen, appointing new management personnel, or directly impacting individual staffing decisions. The Board Members also noted that there were not any planned “cost cutting” measures that could be expected to reduce the nature, extent or quality of services. After consideration of the foregoing, the Board Members concluded that no diminution in the nature, quality and extent of services provided to the Funds by NAM is expected.

In addition to the above, the Board Members considered potential changes in the expected operations of each Fund. In this regard, the Board Members considered the potential effect of regulatory restrictions on the Funds’ transactions with future affiliated persons. During their deliberations, it was noted that, after the Transaction, a subsidiary of Merrill Lynch is expected to have an ownership interest in Nuveen at a level that will make Merrill Lynch an affiliated person of Nuveen. The Board Members recognized that applicable law would generally prohibit the Nuveen funds from engaging in securities transactions with Merrill Lynch as principal, and would also impose restrictions on using Merrill Lynch for agency transactions. They recognized that having MDP and Merrill Lynch as affiliates may restrict the Nuveen funds’ ability to invest in securities of issuers controlled by MDP or issued by Merrill Lynch and its affiliates even if not bought directly from MDP or Merrill Lynch as principal. They also recognized that various regulations may require the Nuveen funds to apply investment limitations on a combined basis with affiliates of Merrill Lynch. The Board Members considered information provided by NAM regarding the potential impact on the Nuveen funds’ operations as a result of these regulatory restrictions. The Board Members considered, in particular, the Nuveen funds that may be impacted most by the restricted access to Merrill Lynch, including: municipal funds (particularly certain state-specific funds), senior loan funds, taxable fixed income funds, preferred security funds and funds that heavily use derivatives. NAM informed the Board Members that, although difficult to determine with certainty, its management did not believe that MDP’s or Merrill Lynch’s status as an affiliate of Nuveen would have a material adverse effect on any Nuveen fund’s ability to pursue its investment objectives and policies.

In addition to the regulatory restrictions considered by the Board, the Board Members also considered potential conflicts of interest that could arise between the Nuveen funds and various parties to the Transaction and discussed possible ways of addressing such conflicts.

Based on its review, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by NAM and that the expected nature, quality and extent of such services, before and after the Transaction, were satisfactory and supported approval of the Investment Management Agreements and the New Investment Management Agreements.

B. Investment Performance

Each Fund is new and therefore did not have its own performance history at the Meeting. With respect to the Funds, the Board, however, did review past annualized total return information regarding various bond indices for the one-, three-, five-, seven- and ten-year periods ending March 2007. The Board Members are also familiar with NAM’s performance record on other Nuveen funds. With respect to performance, the Board also considered that the portfolio management personnel responsible for the management of the Funds’ portfolios were expected to continue to manage the portfolios following the completion of the Transaction.

C. Fees, Expenses and Profitability

1. Fees and Expenses

At the Meeting, the Board Members considered the respective Fund’s proposed fee structure and expected expense ratios in absolute terms as well as compared with the fees and expense ratios of comparable, unaffiliated funds and comparable, affiliated funds (if any). The Board Members recognized that the fee structure of the Funds differs from other Nuveen retail open-end funds. The Funds do not pay NAM a management fee. Rather, the Funds are sold via separately managed accounts. NAM therefore will receive its advisory fees via the managed account management fee. The Board Members reviewed comparisons of the effective fee rate attributed to the Funds with the management fees of funds in a comparable category of funds established by an independent third party. The Board Members also noted that NAM will reimburse all expenses of the Funds. With respect to the New Investment Management Agreements, the Board Members noted that the fee schedule is identical to that of the original corresponding advisory agreement. Based on the information provided, the Board Members did not expect that overall Fund expenses would increase as a result of the Transaction.

Annual Investment Management Agreement Approval Process (continued)

2. Comparisons with the Fees of Other Clients

Due to their experience with other Nuveen funds, the Board Members were familiar with the fees assessed to other clients of Nuveen or its affiliates. As noted above, the Board Members recognized that the Funds are sold via separately managed accounts. Accordingly, the Funds may not incur the shareholder servicing costs to the same extent associated with typical retail funds. NAM further receives its fee pursuant to the managed account management fee. Such fee is essentially a blended rate comprised of Fund fees pro-rated to the portion of the total product represented by the applicable fund and the managed account fees associated with the proportion of individual securities in the overall product. The Board Members therefore considered the management fee attributed to the Funds compared to the management fees of comparable affiliated and unaffiliated funds and the managed fee attributed to managing the individual securities to rates assessed for separate accounts.

3. Profitability

In conjunction with its review of fees at prior meetings, the Board Members have considered the profitability of Nuveen for advisory activities (which incorporated Nuveen’s wholly-owned subsidiaries). The Board Members reviewed Nuveen’s revenues, expenses and profitability margins for advisory activities (on both a pre-tax and after-tax basis). At a meeting held in May 2007, the Board Members reviewed data comparing Nuveen’s profitability with other investment management companies prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. In reviewing profitability, the Board Members recognized the inherent limitations in determining profitability as well as the difficulty in comparing the profitability of other unaffiliated advisers. The Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors, including the allocation of expenses. Further, the Board Members have noted the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. The Board Members further received the 2006 Annual Report for Nuveen Investments as well as its quarterly report ending March 31, 2007. The Board Members further noted that it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen’s profitability for its advisory services (which includes its affiliated sub-advisers). Based on their review, the Board Members were satisfied that the level of profitability was reasonable in light of the services to be provided.

In evaluating the reasonableness of the compensation, the Board Members also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of each Fund, the Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

In reviewing compensation, the Board Members have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. At the Meeting, the Board also approved a modified complex-wide fee schedule for the Nuveen complex. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are reduced as the assets in the fund complex reach certain levels. Because the Funds do not pay a management fee, there is no applicable fund-level or complex-wide breakpoint schedule. The Funds, however, will be part of the complex-wide fee arrangement to the extent that their assets will count toward the total complex-wide total. Based on their review, the Board Members concluded that the absence of breakpoints was acceptable with respect to the Funds given their novel fee structure.

E. Indirect Benefits

In evaluating fees, the Board Members also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Board Members considered any benefits from soft dollar arrangements. With respect to NAM, the Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

With respect to the Transaction, the Board Members also recognized that as the policies and operations of NAM are not anticipated to change significantly after the Transaction, such indirect benefits should remain after the Transaction. The Board Members further considered any additional indirect benefits to be received by NAM or its affiliates after the Transaction. The Board Members noted that other than benefits from its ownership interest in Nuveen and indirect benefits from fee revenues paid by the Nuveen funds under the management agreements and other Board-approved relationships, it was currently not expected that MDP or its affiliates would derive any benefit from the Nuveen funds as a result of the Transaction or transact any business with or on behalf of the Nuveen funds (other than perhaps potential Nuveen fund acquisitions, in secondary market transactions, of securities issued by MDP portfolio companies); or that Merrill Lynch or its affiliates would derive any benefits from the Nuveen funds as a result of the Transaction (noting that, indeed, Merrill Lynch would stand to experience the discontinuation of principal transaction activity with the Nuveen funds and likely would experience a noticeable reduction in the volume of agency transactions with the Nuveen funds).

F. Other Considerations

In addition to the factors above, the Board Members also considered the following with respect to each Fund:

•

Nuveen would rely on the provisions of Section 15(f) of the 1940 Act. Section 15(f) provides, in substance, that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as (i) during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser and (ii) an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understanding applicable thereto. In this regard, to help ensure that an unfair burden is not imposed on the Nuveen funds, Nuveen has committed for a period of two years from the date of the closing of the Transaction (i) not to increase gross management fees for any Nuveen fund; (ii) not to reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels during that period (such commitment, however, may exclude or be adjusted for the impact of future class-specific expense allocation protocol changes for a particular mutual fund); (iii) that no Nuveen fund whose portfolio is managed by a Nuveen affiliate shall use Merrill Lynch as a broker with respect to portfolio transactions done on an agency basis, except as may be approved in the future by the Compliance Committee of the Board; and (iv) that each adviser/portfolio team affiliated with Nuveen shall not cause the Fund (or sleeves thereof) and other Nuveen funds that the team manages, as a whole, to enter into portfolio transactions with or through the other minority owners of Nuveen on either a principal or an agency basis, to a significantly greater extent than both what one would expect an investment team to use such firm in the normal course of business, and what such team has historically done, without prior Board or Compliance Committee approval (excluding the impact of proportionally increasing the use of such other “minority owners” to fill the void necessitated by not being able to use Merrill Lynch).

•	The reputation, financial strength and resources of MDP.

•	The long-term investment philosophy of MDP and anticipated plans to grow Nuveen’s business to the benefit of the Nuveen funds.

•

The benefits to the Nuveen funds as a result of the Transaction including: (i) as a private company, Nuveen may have more flexibility in making additional investments in its business; (ii) as a private company, Nuveen may be better able to structure compensation packages to attract and retain talented personnel; (iii) as certain of Nuveen’s distribution partners are expected to be equity or debt investors in Nuveen, Nuveen may be able to take advantage of new or enhanced distribution arrangements with such partners; and (iv) MDP’s experience, capabilities and resources that may help Nuveen identify and acquire investment teams or firms and finance such acquisitions.

G. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the respective Investment Management Agreements and New Investment Management Agreements were fair and reasonable, that NAM’s fees are reasonable in light of the services to be provided to the applicable Fund, and that the respective Investment Management Agreements and New Investment Management Agreements should be and were approved on behalf of the Funds.

Notes

Notes

Glossary of Terms Used in this Report

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Nuveen Funds’ Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $164 billion in assets as of December 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-EIMAP-0108D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By	(Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date April 9, 2008

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date April 9, 2008

*	Print the name and title of each signing officer under his or her signature.